Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity
Schedule of the change in the components of the accumulated other comprehensive loss

			Accumulated
		Unrecognized Net	Other
		Pension and	Comprehensive
	Unrealized Loss	Postretirement	(Loss)
(in thousands)	on Securities (1)	Costs (2)	Income
Balance, December 31, 2017	$(2,500)	$(3,162)	$(5,662)
Other comprehensive (loss) income, before reclassifications	(1,209)	219	(990)
Amounts reclassified from accumulated other comprehensive loss	—	436	436
Other comprehensive (loss) income, before tax	(1,209)	655	(554)
Income tax benefit (expense)	254	(137)	117
Other comprehensive (loss) income, net of tax	(955)	518	(437)
Balance, December 31, 2018	$(3,455)	$(2,644)	$(6,099)
Other comprehensive income, before reclassifications	4,304	79	4,383
Amounts reclassified from accumulated other comprehensive loss	40	(1,455)	(1,415)
Other comprehensive (loss) income, before tax	4,344	(1,376)	2,968
Income tax (expense) benefit	(912)	288	(624)
Other comprehensive (loss) income, net of tax	3,432	(1,088)	2,344
Balance, December 31, 2019	$(23)	$(3,732)	$(3,755)

(1)	The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in (losses) gains on sale of investment securities in the consolidated statements of income.
(2)	The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in the computation of net periodic pension cost. See Note 13.